Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Balances and Transactions [Abstract]
Related Party Balances And Transactions
A.           Balances with related parties

	December 31
	2013	2012
Trade accounts receivable	26	-
Trade accounts payable	-	1,336

B.           Transactions with related parties

	Year ended December 31
	2013	2012	2011
Cost of revenues (*)	3,402	3,287	2,674
Selling, general and administrative expenses	52	-	-

(*)	The Company's purchases from such supplier accounted for 23.1%, 24.5% and 18.4% of its raw material costs in 2013, 2012 and 2011, respectively.